Pensions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Participant	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Pensions [Abstract]
Number of participants in benefit plan | Participant	13
Defined Benefit Pension Plan [Abstract]
Minimum age to be entitled to 70% of base salary at retirement date	67 years
Percentage of base salary entitled at retirement date	70.00%
Net liability for defined benefit pension	$ 770	$ 530	$ 900
Expected contribution towards pension plan in 2026	397
Contribution to defined benefit pension plan	$ 456	$ 447	$ 661